Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2014
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,934,923	60,724,296	61,855,783	60,555,945
Effect of dilutive share options outstanding	1,408,346	1,174,607	1,434,509	1,051,812
Weighted average number of ordinary shares for diluted net income per ordinary share	63,343,269	61,898,903	63,290,292	61,607,757